Other current assets and other current liabilities - Other current assets (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets and other current liabilities
Reserves at CBR	₽ 593	₽ 736
Total other financial assets	593	736
Prepaid expenses	353	259
Other	316	207
Total other current assets	₽ 1,262	₽ 1,202